Condensed Consolidating Financial Information (Condensed Consolidating Statement of Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended						15 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Unaffiliated sales	$ 529.7	$ 501.2	$ 438.7	$ 288.9	$ 339.1	$ 330.2	$ 298.4	$ 1,758.5		$ 1,318.4		$ 1,284.6		$ 350.7
Affiliated sales								0		0		0
Revenue, Unaffiliated and Affiliated, Net								1,758.5		1,318.4		1,284.6
Cost of products sold								1,225.1		919.2		902.0
Gross profit	178.1	151.2	124.3	79.8	103.2	101.4	85.2	533.4		399.2		382.6		109.4
Advertising, selling, general and administrative expenses								349.9		278.4		266.7
Amortization of intangibles								19.9		6.3		6.7
Restructuring charges (income)								24.3		(0.7)		(0.5)
Operating income	67.3	56.4	11.6	4.0	35.4	30.6	13.3	139.3	[1]	115.2	[1]	109.7	[1]	35.9
Expense (income) from affiliates								0		0		0
Interest expense, net								89.3		77.2		78.3
Equity in (earnings) losses of joint ventures								(6.9)		(8.5)		(8.3)
Other expense (income), net								61.3		3.6		1.2
Income (loss) from continuing operations before income taxes and earnings (losses) of wholly owned subsidiaries								(4.4)		42.9		38.5
Income tax (benefit) expense								(121.4)		24.3		30.7
Income from continuing operations	(15.1)	55.2	94.2	(17.3)	11.9	6.3	(9.0)	117.0		18.6		7.8		9.4
Income (loss) from discontinued operations, net of income taxes	(1.5)	0	0	(0.1)	(0.2)	37.4	0.9	(1.6)		38.1		4.6		0
Income (loss) before earnings of wholly owned subsidiaries								115.4		56.7		12.4
Earnings of wholly owned subsidiaries								0		0		0
Net income	(16.6)	55.2	94.2	(17.4)	11.7	43.7	(8.1)	115.4		56.7		12.4		9.4
Parent
Condensed Financial Statements, Captions [Line Items]
Unaffiliated sales								0		0		0
Affiliated sales								0		0		0
Revenue, Unaffiliated and Affiliated, Net								0		0		0
Cost of products sold								0		0		0
Gross profit								0		0		0
Advertising, selling, general and administrative expenses								46.6		30.4		22.8
Amortization of intangibles								0.1		0.1		0.1
Restructuring charges (income)								0		0		0
Operating income								(46.7)		(30.5)		(22.9)
Expense (income) from affiliates								(1.3)		(1.1)		(1.2)
Interest expense, net								61.4		67.4		67.5
Equity in (earnings) losses of joint ventures								0		0		0
Other expense (income), net								59.7		3.1		(0.2)
Income (loss) from continuing operations before income taxes and earnings (losses) of wholly owned subsidiaries								(166.5)		(99.9)		(89.0)
Income tax (benefit) expense								(121.1)		6.0		6.5
Income from continuing operations								(45.4)		(105.9)		(95.5)
Income (loss) from discontinued operations, net of income taxes								0.5		0		0
Income (loss) before earnings of wholly owned subsidiaries								(44.9)		(105.9)		(95.5)
Earnings of wholly owned subsidiaries								160.3		162.6		107.9
Net income								115.4		56.7		12.4
Guarantors
Condensed Financial Statements, Captions [Line Items]
Unaffiliated sales								959.2		621.3		632.9
Affiliated sales								17.3		18.9		18.5
Revenue, Unaffiliated and Affiliated, Net								976.5		640.2		651.4
Cost of products sold								687.7		471.6		473.6
Gross profit								288.8		168.6		177.8
Advertising, selling, general and administrative expenses								172.9		126.6		131.5
Amortization of intangibles								15.3		3.5		3.8
Restructuring charges (income)								20.2		0		(0.4)
Operating income								80.4		38.5		42.9
Expense (income) from affiliates								(24.6)		(23.4)		(18.4)
Interest expense, net								28.2		9.8		10.2
Equity in (earnings) losses of joint ventures								1.9		0.5		0.3
Other expense (income), net								3.3		0.6		0.3
Income (loss) from continuing operations before income taxes and earnings (losses) of wholly owned subsidiaries								71.6		51.0		50.5
Income tax (benefit) expense								(0.2)		0		(0.4)
Income from continuing operations								71.8		51.0		50.9
Income (loss) from discontinued operations, net of income taxes								(1.4)		(0.4)		0.6
Income (loss) before earnings of wholly owned subsidiaries								70.4		50.6		51.5
Earnings of wholly owned subsidiaries								79.0		103.3		47.8
Net income								149.4		153.9		99.3
Non-Guarantors
Condensed Financial Statements, Captions [Line Items]
Unaffiliated sales								799.3		697.1		651.7
Affiliated sales								4.1		5.9		5.2
Revenue, Unaffiliated and Affiliated, Net								803.4		703.0		656.9
Cost of products sold								558.8		472.4		452.1
Gross profit								244.6		230.6		204.8
Advertising, selling, general and administrative expenses								130.4		121.4		112.4
Amortization of intangibles								4.5		2.7		2.8
Restructuring charges (income)								4.1		(0.7)		(0.1)
Operating income								105.6		107.2		89.7
Expense (income) from affiliates								25.9		24.5		19.6
Interest expense, net								(0.3)		0		0.6
Equity in (earnings) losses of joint ventures								(8.8)		(9.0)		(8.6)
Other expense (income), net								(1.7)		(0.1)		1.1
Income (loss) from continuing operations before income taxes and earnings (losses) of wholly owned subsidiaries								90.5		91.8		77.0
Income tax (benefit) expense								(0.1)		18.3		24.6
Income from continuing operations								90.6		73.5		52.4
Income (loss) from discontinued operations, net of income taxes								(0.7)		38.5		4.0
Income (loss) before earnings of wholly owned subsidiaries								89.9		112.0		56.4
Earnings of wholly owned subsidiaries								0		0		0
Net income								89.9		112.0		56.4
Eliminations
Condensed Financial Statements, Captions [Line Items]
Unaffiliated sales								0		0		0
Affiliated sales								(21.4)		(24.8)		(23.7)
Revenue, Unaffiliated and Affiliated, Net								(21.4)		(24.8)		(23.7)
Cost of products sold								(21.4)		(24.8)		(23.7)
Gross profit								0		0		0
Advertising, selling, general and administrative expenses								0		0		0
Amortization of intangibles								0		0		0
Restructuring charges (income)								0		0		0
Operating income								0		0		0
Expense (income) from affiliates								0		0		0
Interest expense, net								0		0		0
Equity in (earnings) losses of joint ventures								0		0		0
Other expense (income), net								0		0		0
Income (loss) from continuing operations before income taxes and earnings (losses) of wholly owned subsidiaries								0		0		0
Income tax (benefit) expense								0		0		0
Income from continuing operations								0		0		0
Income (loss) from discontinued operations, net of income taxes								0		0		0
Income (loss) before earnings of wholly owned subsidiaries								0		0		0
Earnings of wholly owned subsidiaries								(239.3)		(265.9)		(155.7)
Net income								$ (239.3)		$ (265.9)		$ (155.7)

[1]	Operating income as presented in the segment table above is defined as i) net sales; ii) less cost of products sold; iii) less advertising, selling, general and administrative expenses; iv) less amortization of intangibles; and v) less restructuring.